LOANS, FINANCING AND DEBENTURES - Estimated Credit Loss (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
FINANCING AND LOANS
Financial assets		R$ 1,264,059
Loans and receivables | ECL
FINANCING AND LOANS
Financial assets	R$ 4,757,692	4,736,089
Loans and receivables | Amazonas Energia S.A. | ECL
FINANCING AND LOANS
Financial assets	R$ 4,593,471	R$ 4,596,971